Expense Example	Jan. 27, 2026 USD ($)
Pictet AI & Automation ETF | Pictet AI & Automation ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Pictet Cleaner Planet ETF | Pictet Cleaner Planet ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Pictet AI Enhanced International Equity ETF | Pictet AI Enhanced International Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Pictet Emerging Markets Rising Economies ETF | Pictet Emerging Markets Rising Economies ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Pictet Emerging Markets Debt ETF | Pictet Emerging Markets Debt ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 160